Basic and diluted loss per share (Details) £ / shares in Units, £ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£) £ / shares shares	Dec. 31, 2021 GBP (£) £ / shares shares	Feb. 22, 2024 USD ($) shares
Basic and diluted loss per share
Net loss for the period, basic | £	£ (59,946)	£ (94,375)	£ (245,224)
Basic loss per share | £ / shares	£ (0.31)	£ (0.53)	£ (1.98)
Diluted loss per share | £ / shares	£ (0.31)	£ (0.53)	£ (1.98)
Weighted average issued shares, basic | shares	191,250,614	179,470,377	124,130,921
Equity investment by related party | Imagination Aero | Maximum
Basic and diluted loss per share
Investment commitment by related party | $				$ 50
Number of warrants to be issued | shares				50,000,000